Classification and measurement of financial instruments - Summary of Reconciliation of Movements in the Fair Values of Financial Instruments Classified as Level 3 (Parenthetical) (Detail) - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets and liabilities [line items]
Change in fair value	$ 27	$ (4)
Exceptional Items [member]
Disclosure of fair value measurement of assets and liabilities [line items]
Change in fair value	$ 38